Revenues and other income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Products sales and service revenues
Sales of crude oil	€ 28,151	€ 25,685	€ 26,277
Sales of oil products	23,741	25,508	30,770
Sales of natural gas and LNG	22,141	26,950	52,584
Sales of petrochemical products	3,920	4,385	6,244
Sales of power	6,318	7,252	12,448
Sales of other products	518	509	704
Services	4,008	3,428	3,485
Sales from operations	88,797	93,717	132,512
Goods/Services transferred in a specific moment at point in time
Products sales and service revenues
Sales from operations	88,219	92,905	131,441
Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	578	812	1,071
Exploration & Production
Products sales and service revenues
Sales of crude oil	28,151	25,685	26,277
Sales of oil products	4,058	5,219	5,084
Sales of natural gas and LNG	6,039	5,881	6,173
Sales of petrochemical products	253	766	817
Sales of other products	40	44	68
Services	334	366	310
Sales from operations	38,875	37,961	38,729
Exploration & Production | Goods/Services transferred in a specific moment at point in time
Products sales and service revenues
Sales from operations	38,557	37,626	38,417
Exploration & Production | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	318	335	312
Global Gas & LNG Portfolio and Power
Products sales and service revenues
Sales of natural gas and LNG	12,480	16,638	40,838
Sales of power	2,244	2,420	6,122
Sales of other products	16	38	11
Services	321	372	573
Sales from operations	15,061	19,468	47,544
Global Gas & LNG Portfolio and Power | Goods/Services transferred in a specific moment at point in time
Products sales and service revenues
Sales from operations	14,963	19,383	47,361
Global Gas & LNG Portfolio and Power | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	98	85	183
Refining and Chemicals
Products sales and service revenues
Sales of oil products	1,518	1,847	1,916
Sales of natural gas and LNG	2
Sales of petrochemical products	3,667	3,619	5,424
Sales of power	1
Sales of other products	326	305	359
Services	367	417	714
Sales from operations	5,881	6,188	8,413
Refining and Chemicals | Goods/Services transferred in a specific moment at point in time
Products sales and service revenues
Sales from operations	5,844	6,147	8,331
Refining and Chemicals | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	37	41	82
Enilive
Products sales and service revenues
Sales of oil products	18,165	18,442	23,770
Sales of other products	62	28	52
Services	443	407	403
Sales from operations	18,670	18,877	24,225
Enilive | Goods/Services transferred in a specific moment at point in time
Products sales and service revenues
Sales from operations	18,670	18,645	23,982
Enilive | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations		232	243
Plenitude
Products sales and service revenues
Sales of natural gas and LNG	3,620	4,431	5,573
Sales of power	4,073	4,832	6,326
Sales of other products	67	91	212
Services	2,364	1,686	1,301
Sales from operations	10,124	11,040	13,412
Plenitude | Goods/Services transferred in a specific moment at point in time
Products sales and service revenues
Sales from operations	10,124	11,040	13,285
Plenitude | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations			127
Corporate and Other activities
Products sales and service revenues
Sales of petrochemical products			3
Sales of other products	7	3	2
Services	179	180	184
Sales from operations	186	183	189
Corporate and Other activities | Goods/Services transferred in a specific moment at point in time
Products sales and service revenues
Sales from operations	61	64	65
Corporate and Other activities | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	€ 125	€ 119	€ 124